Venezuelan Operations (Tables)	12 Months Ended
Dec. 31, 2017
Venezuelan Operations [Abstract]
Schedule of Foreign Currency Translation
As a consequence, the Company reassessed the exchange rate used for remeasurement purposes as follows:

			Effects of exchange rate change
Period	Exchange rate System applied	Exchange rate at System date change (VEF per US dollar)	Write down of inventories (i)	Impairment of long-lived assets (i)	Foreign currency exchange loss
From February 8, 2013 to February 28, 2014	Official exchange rate	6.30	—	—	15,379
From March 1, 2014 to May 31, 2014	SICAD	11.80	7,611	—	19,697
From June 1, 2014 to February 28, 2015	SICAD II	49.98	9,937	45,186	38,963
From March 1, 2015 to March 9, 2016	SIMADI	177.00	3,250	7,804	8,046
From March 10, 2016 to May 18, 2017	DICOM	215.34	401	—	117
From May 19, 2017 up to date	DICOM II	2,010.00	1,375	—	2,554

(i)	Presented within Other operating income (expenses), net

(ii)	Presented within Foreign currency exchange results